Revenue Recognition - Schedule of changes in the balance of contract assets (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
changes in the balance of contract assets
Balance - Beginning of period	$ 6,586	$ 3,660	$ 1,017
Revenue recognized from continuing operations (net of returns, allowances, etc.) from satisfaction of performance obligations in the current period	(1,368)	10,706	4,136
Less contract assets reclassified to receivables	1,247	(7,780)	(1,493)
Balance - End of period	$ 6,465	$ 6,586	$ 3,660